UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                     Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.9%)
Aerospace & Defense (7.5%)
Boeing Co.	11,900	$938,315
Goodrich Corp.	18,900	765,828
Lockheed Martin Corp.	7,000	602,420
Precision Castparts Corp.	16,700	1,054,772
United Technologies Corp.	18,500	1,171,975
		4,533,310

Banks (8.1%)
Bank of America Corp.	38,701	2,073,212
Mercantile Bankshares Corp.	8,100	293,787
U.S. Bancorp	31,900	1,059,718
Wells Fargo & Co.	40,400	1,461,672
		4,888,389

Beverages (1.9%)
PepsiCo, Inc.	17,400	1,135,524

Building Products (0.5%)
American Standard Companies, Inc.	7,300	306,381

Chemicals (1.6%)
Dow Chemical Co.	10,200	397,596
Monsanto Co.	11,700	550,017
		947,613

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	9,400	565,598

Communications Equipment (3.0%)
Cisco Systems, Inc.*	34,500	793,500
Motorola, Inc.	40,900	1,022,500
		1,816,000

Computers & Peripherals (5.5%)
Apple Computer, Inc.*	9,500	731,785
Dell, Inc.*	18,700	427,108
EMC Corp.*	70,000	838,600
International Business Machines Corp.	15,900	1,302,846
		3,300,339

Containers & Packaging (1.8%)
Crown Holdings, Inc.*	59,100	1,099,260

Diversified Financials (7.5%)
American Express Co.	12,700	712,216
Capital One Financial Corp.	8,500	668,610
Goldman Sachs Group, Inc.	3,800	642,846
JPMorgan Chase & Co.	21,800	1,023,728
Morgan Stanley	12,100	882,211
TD Ameritrade Holding Corp.§	30,600	576,810
		4,506,421

Diversified Telecommunication Services (5.8%)
ALLTEL Corp.	7,600	421,800
BellSouth Corp.	18,800	803,700
Sprint Nextel Corp.	48,800	836,920
Verizon Communications, Inc.	24,600	913,398
Windstream Corp.*§	38,341	505,718
		3,481,536

Electric Utilities (3.5%)
Exelon Corp.	23,800	1,440,852

	Number of Shares	Value

COMMON STOCKS
Electric Utilities
PPL Corp.	19,600	$644,840
		2,085,692

Energy Equipment & Services (2.0%)
Grant Prideco, Inc.*	11,700	444,951
Halliburton Co.	27,200	773,840
		1,218,791

Food & Drug Retailing (1.3%)
CVS Corp.	25,000	803,000

Food Products (2.1%)
General Mills, Inc.	11,600	656,560
Kellogg Co.	12,300	609,096
		1,265,656

Healthcare Providers & Services (1.2%)
Aetna, Inc.	17,800	703,990

Household Products (1.8%)
Procter & Gamble Co.	17,600	1,090,848

Industrial Conglomerates (2.5%)
General Electric Co.	42,500	1,500,250

Insurance (5.0%)
Genworth Financial, Inc. Class A	29,600	1,036,296
Hartford Financial Services Group, Inc.	11,600	1,006,300
St. Paul Travelers Companies, Inc.	21,000	984,690
		3,027,286

Internet Software & Services (1.1%)
Google, Inc. Class A*	1,700	683,230

IT Consulting & Services (2.1%)
CACI International, Inc. Class A*§	4,600	253,046
First Data Corp.	17,200	722,400
NAVTEQ Corp.*§	9,900	258,489
		1,233,935

Machinery (1.0%)
ITT Corp.	12,100	620,367

Multiline Retail (2.0%)
Wal-Mart Stores, Inc.	24,300	1,198,476

Oil & Gas (8.3%)
Chevron Corp.	21,300	1,381,518
ConocoPhillips	12,900	767,937
EOG Resources, Inc.	4,800	312,240
Exxon Mobil Corp.	20,900	1,402,390
Hugoton Royalty Trust§	441	11,621
Newfield Exploration Co.*	15,600	601,224
Noble Energy, Inc.	11,400	519,726
		4,996,656

Paper & Forest Products (0.8%)
International Paper Co.	13,600	470,968

Pharmaceuticals (8.7%)
Abbott Laboratories	15,200	738,112
Johnson & Johnson	19,700	1,279,318
Medco Health Solutions, Inc.*	13,500	811,485
Pfizer, Inc.	54,300	1,539,948

	Number of Shares	Value

COMMON STOCKS
Pharmaceuticals
Wyeth	16,800	$854,112
		5,222,975

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	9,200	675,648

Semiconductor Equipment & Products (2.9%)
Advanced Micro Devices, Inc.*§	29,700	738,045
Applied Materials, Inc.§	16,800	297,864
Texas Instruments, Inc.	21,800	724,850
		1,760,759

Software (2.7%)
Electronic Arts, Inc.*	11,000	612,480
Microsoft Corp.	36,100	986,613
		1,599,093

Specialty Retail (2.4%)
Abercrombie & Fitch Co. Class A§	10,900	757,332
Home Depot, Inc.	19,500	707,265
		1,464,597

Tobacco (1.7%)
Altria Group, Inc.	13,300	1,018,115

Wireless Telecommunication Services (0.6%)
American Tower Corp. Class A*§	9,300	339,450

TOTAL COMMON STOCKS (Cost $52,965,521)		59,560,153

SHORT-TERM INVESTMENTS (7.2%)
State Street Navigator Prime Portfolio§§	3,665,162	3,665,162

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$695	695,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,360,162)		4,360,162

TOTAL INVESTMENTS AT VALUE (106.1%) (Cost $57,325,683)		63,920,315

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.1%)		(3,686,694)

NET ASSETS (100.0%)		$ 60,233,621

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $57,325,683, $8,325,967, $(1,731,335) and $6,594,632, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                     Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                     Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006